Share Capital (Details Narrative) $ / shares in Units, $ in Thousands							1 Months Ended													12 Months Ended
	Jul. 14, 2017	Jun. 02, 2017 $ / shares shares	Jun. 02, 2017 shares	Mar. 14, 2016 CAD ($) shares	Mar. 03, 2016 CAD ($) shares	Oct. 08, 2015 $ / shares shares	May 31, 2017 $ / shares shares	Apr. 21, 2017 USD ($) shares	Apr. 21, 2017 CAD ($) $ / shares shares	Mar. 31, 2017 $ / shares shares	Feb. 28, 2017 shares	Sep. 30, 2016 $ / shares shares	Mar. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Oct. 30, 2015 CAD ($) $ / shares shares	Sep. 24, 2015 CAD ($) $ / shares shares	Sep. 21, 2015 CAD ($) $ / shares shares	Aug. 28, 2015 USD ($)	May 31, 2015 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2015 USD ($)
Disclosure of classes of share capital [line items]
Expected option life in years																				4 years 11 days	4 years 11 days	4 years 5 months 1 day	4 years 5 months 1 day	4 years 2 months 26 days
Expected dividend yield																				0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility																				134.00%	134.00%	140.00%	140.00%	140.00%
Risk-free interest rate																				0.95%	0.95%	0.55%	0.55%	0.75%
Share issuance expense | $																				$ 331,000		$ 1,466,000		$ 523,000
Common stock shares can be acquired under normal course issuer bid | shares											10,900,000
Percentage of issued and outstanding common stock can be acquired under normal course issuer bid											5.00%
Description for per day limit common stock acquisition under normal course issuer bid											Purchases under the bid shall not exceed 86,128 common shares per day
Common stock shares acquired, average price per share | $ / shares																					$ 0.08
Common stock shares purchased | shares																				2,600,000	2,600,000
Common stock value purchased | $																					$ 213,700
Common stock shares cancelled | shares																				2,500,000	2,500,000
Gain on debt settlement | $																						108,000		54,000
Share based payments | $																				$ 366,000		301,000		161,000
Private Placement Two [Member]
Disclosure of classes of share capital [line items]
Common stock shares issued | shares													22,700,000
Proceeds from issuance of common stock | $													$ 2,040
Share price | $ / shares													$ 0.09
Description for the exercise of warrants or rights													Each whole warrant is exercisable to acquire one common share at an exercise price of CAD$0.12 per share for a period of three years
Class of warrants or rights issued, description													Each unit comprised of one common share and one-half of one common share purchase warrant
Private Placement One [Member]
Disclosure of classes of share capital [line items]
Common stock shares issued | shares								3,800,000	3,800,000
Proceeds from issuance of common stock | $									$ 500
Share price | $ / shares									$ 0.13
Common stock shares issued, fair value per share | $ / shares									$ 0.11
Flow through premium liability | $									$ 76,900
Flow through premium liability, share price | $ / shares									$ 0.02
Finders' fees | $								$ 33
Warrants issued for finders' fees | shares								250,000	250,000
Tranche Two [Member] | Private Placement Two [Member]
Disclosure of classes of share capital [line items]
Common stock shares issued | shares				5,000,000
Proceeds from issuance of common stock | $				$ 450
Shares issued for finder’s fees | shares				311,111
Tranche One [Member] | Private Placement Two [Member]
Disclosure of classes of share capital [line items]
Common stock shares issued | shares					17,700,000
Proceeds from issuance of common stock | $					$ 1,590
Private Placement Three [Member] | Tranche One [Member]
Disclosure of classes of share capital [line items]
Common stock shares issued | shares																	11,500,000
Proceeds from issuance of common stock | $																	$ 690
Share price | $ / shares																	$ 0.06
Finders' fees | $																	$ 36
Warrants issued for finders' fees | shares																	594,844
Marlin Gold [Member] | Private Placement Three [Member] | Tranche Two [Member]
Disclosure of classes of share capital [line items]
Common stock shares issued | shares															1,670,000
Proceeds from issuance of common stock | $															$ 100
Share price | $ / shares															$ 0.06
Eureka [Member]
Disclosure of classes of share capital [line items]
Common stock shares issued | shares												250,000
Share price | $ / shares												$ 0.10
Share Purchase Agreement [Member] | Oro Silver Resources Ltd [Member]
Disclosure of classes of share capital [line items]
Share price | $ / shares						$ 0.07
Business acquisition consideration transferred or transferrable, shares issued | shares						19,000,000
Equity method investment ownership interest acquired						100.00%
Directors and Officers [Member]
Disclosure of classes of share capital [line items]
Common stock shares issued | shares																2,000,000
Share price | $ / shares																$ 0.07
Gain on debt settlement																$ 54								54,000
Stock option [Member]
Disclosure of classes of share capital [line items]
Common stock shares reserved for future issuance | shares		18,888,434	18,888,434																	44,261,695	44,261,695
Exercise price description			The exercise price of each stock option cannot be lower than the last recorded sale of a board lot on the TSX during the trading day immediately preceding the date of granting or, if there was no such date, the high/low average price for the common shares on the TSX based on the last five trading days before the date of the grant. Stock options have a maximum term of ten years and terminate 30 days following the termination of the optionee’s employment, except in the case of death, in which case they terminate one year after the event
Share based payments | $																				$ 366,000		$ 301,000		$ 161,000
Stock option [Member] | Employee [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares																					$ 0.09
Description for vesting provisions of warrants or rights																				25% of the options vest immediately on the grant date and 25% vest every six months thereafter	25% of the options vest immediately on the grant date and 25% vest every six months thereafter
Stock options granted | shares																				500,000	500,000
Expiry date																				Sep. 13, 2022	Sep. 13, 2022
Stock option [Member] | Directors, officers and employees [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares														$ 0.06							$ 0.10		$ 0.08
Description for vesting provisions of warrants or rights														25% of the options vest immediately on the grant date and 25% vest every six months thereafter						25% of the options vest immediately on the grant date and 25% vest every six months thereafter	25% of the options vest immediately on the grant date and 25% vest every six months thereafter	25% of the options vest immediately on the grant date and 25% vest every six months thereafter	25% of the options vest immediately on the grant date and 25% vest every six months thereafter
Stock options granted | shares														5,950,000						3,100,000	3,100,000	3,260,000	3,260,000
Expiry date														Dec. 08, 2020						Jun. 02, 2022	Jun. 02, 2022	Jul. 07, 2021	Jul. 07, 2021
Stock option [Member] | Board of Directors [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.08
Expiry date		Jul. 07, 2021
Performance based stock options | shares		2,250,000
Stock option [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares																							$ 0.11
Stock options granted | shares																						750,000	750,000
Expiry date																						Sep. 21, 2021	Sep. 21, 2021
Vesting date																						Dec. 20, 2016	Dec. 20, 2016
Stock option [Member] | Consultants [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares																							$ 0.08
Stock options granted | shares																						1,000,000	1,000,000
Expiry date																						Jul. 07, 2021	Jul. 07, 2021
Stock option [Member] | Directors, officers and Consultant [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares																							$ 0.08
Description for vesting provisions of warrants or rights																						Shall vest only when the Company closes a material transaction or at the discretion of the Company’s Board of Directors	Shall vest only when the Company closes a material transaction or at the discretion of the Company’s Board of Directors
Stock options granted | shares																						3,000,000	3,000,000
Expiry date																						Jul. 07, 2021	Jul. 07, 2021
Stock option [Member] | Directors and Officers [Member]
Disclosure of classes of share capital [line items]
Warrants or rights expiration date description																			Expiry dates ranging from September 2015 to June 2017
Stock options cancelled | shares																			3,360,000
Stock option [Member] | Directors and Officers [Member] | Minimum [member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares																			$ 0.10
Stock option [Member] | Directors and Officers [Member] | Maximum [member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares																			$ 0.145
Shareholder rights plan [Member]
Disclosure of classes of share capital [line items]
Description for terms of agreement																			Under the Plan, each shareholder at the time of the Plan’s adoption was issued one Right for each common share of the Company held. Each Right entitled the registered holder thereof, except for certain “Acquiring Persons” (as defined in the Plan), to purchase from treasury one common share at a 50% discount to the prevailing market price, subject to certain adjustments intended to prevent dilution. The Rights were exercisable after the occurrence of specified events set out in the Plan generally related to when a person, together with affiliated or associated persons, acquires, or makes a take-over bid to acquire, beneficial ownership of 20% or more of the outstanding common shares of the Company. The Rights expired on April 30, 2015
Agents warrant three [Member]
Disclosure of classes of share capital [line items]
Expected option life in years																				3 years	3 years	3 years	3 years	3 years
Expected dividend yield																				0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility																				150.00%	150.00%	150.00%	150.00%	147.00%
Risk-free interest rate																				0.58%	0.58%	0.58%	0.58%	0.57%
Share issuance expense | $																				$ 10,320,000		$ 10,320,000		$ 20,747,000
Agents warrant two [Member]
Disclosure of classes of share capital [line items]
Expected option life in years																				3 years	3 years	3 years	3 years	3 years
Expected dividend yield																				0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility																				147.00%	147.00%	147.00%	147.00%	121.00%
Risk-free interest rate																				0.57%	0.57%	0.57%	0.57%	1.27%
Share issuance expense | $																				$ 20,747,000		$ 20,747,000		$ 3,335,000
Agents warrant two [Member] | 2015 [Member]
Disclosure of classes of share capital [line items]
Expected option life in years																		3 years
Expected dividend yield																		0.00%
Expected volatility																		146.00%
Risk-free interest rate																		0.46%
Adjustment to fair value of warrants or rights | $																		$ 386,000
Warrants or rights maturity period																		18 years
Agents warrant one [Member]
Disclosure of classes of share capital [line items]
Expected option life in years																		3 years		3 years	3 years	3 years	3 years	3 years
Expected dividend yield																		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility																		146.00%		121.00%	121.00%	121.00%	121.00%	120.00%
Risk-free interest rate																		0.46%		1.27%	1.27%	1.27%	1.27%	1.17%
Share issuance expense | $																				$ 3,335,000		$ 3,335,000		$ 43,120,000
Adjustment to fair value of warrants or rights | $																		$ 386,000
Warrants or rights maturity period																		18 months
Agents warrant one [Member] | 2015 [Member]
Disclosure of classes of share capital [line items]
Expected option life in years																		3 years
Expected dividend yield																		0.00%
Expected volatility																		146.00%
Risk-free interest rate																		0.46%
Adjustment to fair value of warrants or rights | $																		$ 4,622,000
Warrants or rights maturity period																		18 years
Agents warrant one [Member] | 2016 [Member]
Disclosure of classes of share capital [line items]
Expected option life in years																		3 years
Expected dividend yield																		0.00%
Expected volatility																		146.00%
Risk-free interest rate																		0.46%
Adjustment to fair value of warrants or rights | $																		$ 386,000
Warrants or rights maturity period																		18 years
Agents warrant [Member]
Disclosure of classes of share capital [line items]
Expected option life in years																		3 years		3 years	3 years	3 years	3 years	3 years
Expected dividend yield																		0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility																		146.00%		120.00%	120.00%	120.00%	120.00%	107.00%
Risk-free interest rate																		0.46%		1.17%	1.17%	1.17%	1.17%	1.14%
Share issuance expense | $																				$ 43,120,000		$ 43,120,000		$ 97,470,000
Adjustment to fair value of warrants or rights | $																		$ 4,622,000
Warrants or rights maturity period																		18 months
Agents warrant [Member] | 2016 [Member]
Disclosure of classes of share capital [line items]
Expected option life in years																		3 years
Expected dividend yield																		0.00%
Expected volatility																		146.00%
Risk-free interest rate																		0.46%
Adjustment to fair value of warrants or rights | $																		$ 4,622,000
Warrants or rights maturity period																		18 years
Warrant [Member]
Disclosure of classes of share capital [line items]
Warrants expiry period, description	The Company extended the term of the expiry period of the warrants by one year from July 31, 2017 to July 31, 2018																					The warrants were subject to an accelerated expiry whereby if after the four month plus one day hold period from the closing date of the private placement, the volume weighted average trading price as traded on the TSX equals or exceeds CAD$0.30 per share for a period of 10 consecutive trading days, the Company will have the right, within five business days, to accelerate the expiry date of the warrants by giving not fewer than 30 days written notice to the warrant holder whereby the warrants shall expire 30 days after such date of the notice	The warrants were subject to an accelerated expiry whereby if after the four month plus one day hold period from the closing date of the private placement, the volume weighted average trading price as traded on the TSX equals or exceeds CAD$0.30 per share for a period of 10 consecutive trading days, the Company will have the right, within five business days, to accelerate the expiry date of the warrants by giving not fewer than 30 days written notice to the warrant holder whereby the warrants shall expire 30 days after such date of the notice	The warrants are subject to an accelerated expiry whereby if after the four month plus one day hold period from the closing date of the private placement, the volume weighted average trading price as traded on the TSX equals or exceeds CAD$0.30 per share for a period of 10 consecutive trading days, the Company will have the right, within five business days, to accelerate the expiry date of the warrants by giving not fewer than 30 days written notice to the warrant holder whereby the warrants shall expire 30 days after such date of the notice
Warrants or rights maturity period																		18 months
Warrant [Member] | Private Placement One [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares									$ 0.15
Maturity date								Apr. 21, 2019	Apr. 21, 2019
Warrant [Member] | Private Placement Three [Member] | Tranche One [Member]
Disclosure of classes of share capital [line items]
Description for the exercise of warrants or rights																	Each whole warrant is exercisable to acquire one common share at an exercise price of CAD$0.08 per share until September 21, 2018
Class of warrants or rights issued, description																	Each unit was comprised of one common share and one-half of one common share purchase warrant
Exercise price | $ / shares																	$ 0.08
Maturity date																	Sep. 21, 2018
Warrant [Member] | Marlin Gold [Member] | Private Placement Three [Member] | Tranche Two [Member]
Disclosure of classes of share capital [line items]
Description for the exercise of warrants or rights															Each unit was comprised of one common share and one-half of one common share purchase warrant
Class of warrants or rights issued, description															Each whole warrant is exercisable to acquire one common share at an exercise price of CAD$0.08 per share until October 30, 2018
Exercise price | $ / shares															$ 0.08
Maturity date															Oct. 30, 2018
Agents warrant four [Member]
Disclosure of classes of share capital [line items]
Expected option life in years																				2 years	2 years
Expected dividend yield																				0.00%	0.00%
Expected volatility																				125.00%	125.00%
Risk-free interest rate																				0.71%	0.71%
Share issuance expense | $																				$ 11,460,000
Stock Options [Member]
Disclosure of classes of share capital [line items]
Common stock shares cancelled | shares							132,500			500,000
Common stock shares reserved for future issuance | shares							29,166
Warrants/Options exercised | shares																						1,000,000	1,000,000
Proceeds from exercise of Warrants/Options | $																							$ 80
Fair value of warrants/options exercised | $																							$ 54
Warrant One [Member]
Disclosure of classes of share capital [line items]
Warrants/Options exercised | shares																						1,310,000	1,310,000
Proceeds from exercise of Warrants/Options | $																							$ 105
Exercise of finder fee warrants, Shares | shares																						58,333	58,333
Fair value of warrants/options exercised | $																							$ 2
Share appreciation rights [Member]
Disclosure of classes of share capital [line items]
Common stock shares reserved for future issuance | shares										272,727
Common stock shares issued, fair value per share | $ / shares							$ 0.10			$ 0.10
Subsequent Event [Member]
Disclosure of classes of share capital [line items]
Common stock shares acquired, average price per share | $ / shares																					$ 0.08
Common stock shares purchased | shares																				86,000	86,000
Common stock value purchased | $																					$ 6,450